CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2021 share $ / shares	Dec. 31, 2020 share $ / shares
Capital Stock [Abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | share	6,031,500	8,758,750
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 4.55	$ 3.38
Number of share options granted in share-based payment arrangement | share	1,562,500	225,000
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 10.36	$ 12.25
Number of share options exercised in share-based payment arrangement | share	(1,311,633)	(2,927,250)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 2.63	$ 1.63
Number of share options forfeited in share-based payment arrangement | share	(65,667)	(25,000)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 8.80	$ 8.21
Number of share options outstanding in share-based payment arrangement at end of period | share	6,216,700	6,031,500
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 6.37	$ 4.55